Description of Plan - Notes Receivable from Participants (Details) - 401(k) Retirement Savings Account Plan	12 Months Ended
Dec. 31, 2025
Description of Plan
Maximum loan term	6 years
Maximum
Description of Plan
Loan term range	4 years
Interest rates for participants loans	11.00%
Minimum
Description of Plan
Loan term range	1 year
Interest rates for participants loans	4.25%
Other than ARC, Roth, and Merged ESOP subaccounts | Maximum
Description of Plan
Maximum vested account balance for loans (as a percent)	50.00%